Leases (Details) - Schedule of consolidated statement of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of consolidated statement of profit or loss [Abstract]
Interest on lease liabilities	$ 720	$ 601	$ 771
Expense relating to low value assets	123	668
Expense relating to short term leases	$ 1,217	$ 828